Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Big Cypress Acquisition Corp [Member]
Schedule of Financial Statements is Reflected

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Reported	Adjustment	As Restated
Balance Sheet as of January 14, 2021 (as revised in footnote 2 per form 10-Q filed on May 21, 2021)
Common Stock subject to possible redemption	$101,131,827	$15,018,173	$116,150,000

Common stock, $0.0001 par value	479	(149)	330
Additional Paid in Capital	5,359,507	(5,359,507)	—
Accumulated Deficit	(359,892)	(9,658,517)	(10,018,499)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(15,018,173)	$(10,018,169)
Number of shares subject to redemption	10,013,052	1,486,948	11,500,000

Balance Sheet as of March 31, 2021 (per form 10-Q filed on May 21, 2021)
Common Stock subject to possible redemption	$104,389,656	$11,760,344	$116,150,000

Common stock, $0.0001 par value	445	(115)	330
Additional Paid in Capital	2,035,336	(2,035,336)	—
Retained Earnings (Accumulated Deficit)	2,964,224	(9,724,892)	(6,760,669)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(11,760,344)	$(6,760,339)
Number of shares subject to redemption	10,335,609	1,164,391	11,500,000

Unaudited Statement of Operations for the three months ended March 31, 2021 (per form 10-Q filed on May 21, 2021)

Basic and diluted weighted average shares outstanding, common stock subject to redemption	3,532,050	9,538,777	13,070,827
Basic and diluted net income per common share	$0.84	$(0,61)	$0.23

Balance Sheet as of June 30, 2021 (per form 10-Q filed on August 9, 2021)
Common Stock subject to possible redemption ($)	$102,187,499	$13,962,501	$116,150,000

Common stock, $0.0001 par value	467	(137)	330
Additional Paid in Capital	4,237,471	(4,237,471)	—
Retained Earnings (Accumulated Deficit)	762,063	(9,724,893)	(8,962,830)
Total Stockholders’ Equity (Deficit)	$5,000,002	$(13,962,501)	$(8,962,500)
Number of shares subject to redemption	10,117,574	1,382,426	11,500,000

Unaudited Statement of Operations For the three and six months ended June 30, 2021 (per form 10-Q filed on August 9, 2021)
Three months ended June 30, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	4,443,103	10,349,097	14,792,000
Basic and diluted net loss per common share	$(0.50)	$0.35	$(0.15)

Six months ended June 30, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	4,162,957	9,773,212	13,936,269
Basic and diluted net loss per common share	$0.18	$(0.12)	$0.06